Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

November 30, 2020

SCE-QTLY-0121
1.870937.112

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	2,968	$172,560
Consolidated Communications Holdings, Inc. (a)	97,384	545,350
Liberty Latin America Ltd. Class C (a)	32,012	362,056
Ooma, Inc. (a)	36,249	565,847
		1,645,813
Entertainment - 0.1%
Glu Mobile, Inc. (a)	51,233	517,966
Interactive Media & Services - 0.3%
Liberty TripAdvisor Holdings, Inc. (a)	39,473	108,551
Yelp, Inc. (a)	48,939	1,563,112
Zedge, Inc. (a)	19,157	75,670
		1,747,333
Media - 0.2%
Cardlytics, Inc. (a)	3,338	396,154
comScore, Inc. (a)	13,854	35,328
TechTarget, Inc. (a)	7,483	392,858
Tegna, Inc.	12,143	174,981
		999,321
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	23,866	1,060,605

TOTAL COMMUNICATION SERVICES		5,971,038

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.6%
Adient PLC (a)	35,205	1,101,564
American Axle & Manufacturing Holdings, Inc. (a)	35,531	282,827
Cooper-Standard Holding, Inc. (a)	7,494	254,196
Modine Manufacturing Co. (a)	39,654	433,022
Tenneco, Inc. (a)	55,831	594,600
Visteon Corp. (a)	5,848	706,731
Workhorse Group, Inc. (a)(b)	5,621	142,605
		3,515,545
Distributors - 0.1%
Core-Mark Holding Co., Inc.	25,728	802,456
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	2,931	90,978
Collectors Universe, Inc.	2,510	193,647
		284,625
Hotels, Restaurants & Leisure - 4.4%
Bloomin' Brands, Inc.	82,945	1,451,538
Brinker International, Inc.	59,366	2,974,830
Caesars Entertainment, Inc. (a)	41,222	2,808,043
Churchill Downs, Inc.	16,177	2,910,566
Cracker Barrel Old Country Store, Inc.	4,222	589,307
Del Taco Restaurants, Inc. (a)	35,401	313,299
Dine Brands Global, Inc.	2,902	182,739
Fiesta Restaurant Group, Inc. (a)	2,829	33,241
Hilton Grand Vacations, Inc. (a)	20,110	557,851
Jack in the Box, Inc.	9,065	833,889
Marriott Vacations Worldwide Corp.	7,481	952,556
Papa John's International, Inc.	9,168	736,740
Penn National Gaming, Inc. (a)	38,815	2,717,050
RCI Hospitality Holdings, Inc.	9,017	266,092
Scientific Games Corp. Class A (a)	54,679	2,038,433
Shake Shack, Inc. Class A (a)(b)	25,143	2,053,177
Texas Roadhouse, Inc. Class A	12,364	937,191
Wingstop, Inc.	12,248	1,559,293
		23,915,835
Household Durables - 2.5%
Cavco Industries, Inc. (a)	5,359	964,674
Flexsteel Industries, Inc.	18,114	530,016
Installed Building Products, Inc. (a)	3,001	296,559
iRobot Corp. (a)(b)	16,566	1,299,271
KB Home	84,459	2,972,957
La-Z-Boy, Inc.	3,451	127,825
M.D.C. Holdings, Inc.	38,133	1,840,680
M/I Homes, Inc. (a)	58,934	2,678,550
Meritage Homes Corp. (a)	7,221	650,973
Sonos, Inc. (a)	11,959	265,968
TopBuild Corp. (a)	813	141,649
TRI Pointe Homes, Inc. (a)	102,642	1,794,182
		13,563,304
Internet & Direct Marketing Retail - 0.8%
Overstock.com, Inc. (a)(b)	5,952	401,700
PetMed Express, Inc. (b)	27,128	832,830
Shutterstock, Inc.	31,029	2,133,554
Stamps.com, Inc. (a)	2,448	458,902
Waitr Holdings, Inc. (a)	141,484	469,727
		4,296,713
Leisure Products - 0.9%
Acushnet Holdings Corp.	5,359	202,034
American Outdoor Brands, Inc. (a)	4,704	65,315
Clarus Corp.	3,598	51,811
Johnson Outdoors, Inc. Class A	15,072	1,260,019
Malibu Boats, Inc. Class A (a)	14,058	801,165
Vista Outdoor, Inc. (a)	99,773	2,058,317
YETI Holdings, Inc. (a)	4,801	303,279
		4,741,940
Specialty Retail - 2.8%
Aaron's Holdings Co., Inc.	11,156	702,047
Asbury Automotive Group, Inc. (a)	10,687	1,205,173
Group 1 Automotive, Inc.	20,100	2,388,081
Haverty Furniture Companies, Inc.	12,335	335,759
Lumber Liquidators Holdings, Inc. (a)	6,115	176,601
Murphy U.S.A., Inc.	2,492	319,474
Rent-A-Center, Inc.	29,417	994,883
RH (a)	2,909	1,318,242
Shoe Carnival, Inc. (b)	41,901	1,532,320
Signet Jewelers Ltd. (b)	22,559	683,312
Sleep Number Corp. (a)	46,184	3,204,708
Sonic Automotive, Inc. Class A (sub. vtg.)	43,528	1,757,661
Sportsman's Warehouse Holdings, Inc. (a)	31,778	442,668
		15,060,929
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	65,286	3,844,693
Deckers Outdoor Corp. (a)	16,477	4,194,879
Lakeland Industries, Inc. (a)	8,505	168,569
Rocky Brands, Inc.	3,613	104,777
		8,312,918

TOTAL CONSUMER DISCRETIONARY		74,494,265

CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,671	698,974
MGP Ingredients, Inc.	6,624	288,873
		987,847
Food & Staples Retailing - 0.7%
Andersons, Inc.	25,583	581,502
BJ's Wholesale Club Holdings, Inc. (a)	10,533	431,748
Ingles Markets, Inc. Class A	13,857	520,885
Natural Grocers by Vitamin Cottage, Inc.	20,580	299,645
Performance Food Group Co. (a)	2,668	115,738
PriceSmart, Inc.	6,937	563,839
Rite Aid Corp. (a)(b)	29,154	384,833
United Natural Foods, Inc. (a)(b)	19,246	331,994
Weis Markets, Inc.	6,425	306,023
		3,536,207
Food Products - 0.5%
Cal-Maine Foods, Inc. (a)	21,696	848,964
Darling Ingredients, Inc. (a)	1,701	82,124
Freshpet, Inc. (a)	7,518	1,029,064
John B. Sanfilippo & Son, Inc.	6,703	497,430
Lancaster Colony Corp.	679	114,975
The Simply Good Foods Co. (a)	11,343	246,597
		2,819,154
Household Products - 0.5%
Central Garden & Pet Co. (a)	2,240	89,690
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,250	156,783
WD-40 Co.	9,241	2,350,079
		2,596,552
Personal Products - 0.1%
USANA Health Sciences, Inc. (a)	8,995	676,244
Tobacco - 0.1%
Universal Corp.	3,606	164,109
Vector Group Ltd.	30,754	345,675
		509,784

TOTAL CONSUMER STAPLES		11,125,788

ENERGY - 1.6%
Energy Equipment & Services - 0.5%
Exterran Corp. (a)	6,261	26,547
Frank's International NV (a)	25,809	57,554
Helix Energy Solutions Group, Inc. (a)	160,260	602,578
Liberty Oilfield Services, Inc. Class A	14,126	131,372
Nabors Industries Ltd. (b)	8,162	427,607
Nextier Oilfield Solutions, Inc. (a)	33,382	93,470
Oceaneering International, Inc. (a)	49,988	303,427
Oil States International, Inc. (a)	59,396	263,718
ProPetro Holding Corp. (a)	52,927	305,389
U.S. Silica Holdings, Inc.	60,573	261,675
		2,473,337
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp. (a)	52,991	207,725
DHT Holdings, Inc.	218,612	1,117,107
Green Plains, Inc.	10,083	149,027
Kosmos Energy Ltd.	585,695	1,030,823
Magnolia Oil & Gas Corp. Class A (a)	50,541	315,881
Matador Resources Co. (a)(b)	18,560	188,941
Nordic American Tanker Shipping Ltd.	163,772	522,433
PBF Energy, Inc. Class A	80,466	584,183
Penn Virginia Corp. (a)(b)	80,488	726,002
Range Resources Corp.	16,169	118,034
SM Energy Co.	212,184	897,538
World Fuel Services Corp.	6,249	177,597
		6,035,291

TOTAL ENERGY		8,508,628

FINANCIALS - 16.9%
Banks - 7.3%
1st Source Corp.	13,741	512,814
American National Bankshares, Inc.	1,102	28,630
Ameris Bancorp	19,000	646,190
Banc of California, Inc.	22,947	305,195
BancFirst Corp.	55,999	3,036,826
Bancorp, Inc., Delaware (a)	31,287	369,187
Berkshire Hills Bancorp, Inc.	18,864	309,370
Boston Private Financial Holdings, Inc.	21,788	156,002
Brookline Bancorp, Inc., Delaware	7,053	80,193
Cadence Bancorp Class A	79,704	1,111,074
Capital City Bank Group, Inc.	3,512	79,968
Capstar Financial Holdings, Inc.	1,963	23,654
Cathay General Bancorp	75,065	2,120,586
CIT Group, Inc.	7,717	258,442
City Holding Co.	1,428	93,805
Community Bank System, Inc.	2,038	126,866
Community Trust Bancorp, Inc.	8,071	273,203
Eagle Bancorp, Inc.	3,495	128,546
Financial Institutions, Inc.	17,321	346,593
First Bancorp, North Carolina	2,362	74,120
First Bancorp, Puerto Rico	398,494	3,164,042
First Business Finance Services, Inc.	1,249	23,594
First Commonwealth Financial Corp.	20,250	195,818
First Financial Bankshares, Inc.	12,533	418,853
First Financial Corp., Indiana	3,946	149,435
First Foundation, Inc.	3,748	66,564
First Interstate Bancsystem, Inc.	21,966	835,806
First of Long Island Corp.	4,358	73,258
Flushing Financial Corp.	6,443	91,491
Fulton Financial Corp.	181,151	2,231,780
Great Southern Bancorp, Inc.	25,882	1,187,984
Great Western Bancorp, Inc.	7,225	118,707
Hancock Whitney Corp.	74,283	2,086,609
Hilltop Holdings, Inc.	91,911	2,214,136
Hope Bancorp, Inc.	16,953	160,714
Independent Bank Group, Inc.	14,102	791,263
International Bancshares Corp.	82,209	2,664,394
Investors Bancorp, Inc.	324,177	3,138,033
Lakeland Bancorp, Inc.	7,869	94,585
Lakeland Financial Corp.	10,065	511,201
Live Oak Bancshares, Inc.	8,893	365,680
Macatawa Bank Corp.	3,856	29,923
Mercantile Bank Corp.	3,248	80,648
Metrocity Bankshares, Inc.	1,468	20,332
Midland States Bancorp, Inc.	7,860	133,227
Nicolet Bankshares, Inc. (a)	2,845	189,221
OFG Bancorp	51,153	856,813
Old National Bancorp, Indiana	9,393	148,691
Park National Corp.	4,233	427,999
Peapack-Gladstone Financial Corp.	12,732	280,231
People's Utah Bancorp	2,494	68,336
Peoples Bancorp, Inc.	837	20,908
Republic Bancorp, Inc., Kentucky Class A	1,009	35,618
Sandy Spring Bancorp, Inc.	8,834	260,250
Sierra Bancorp	16,482	362,604
Silvergate Capital Corp. (a)	6,685	237,919
South State Corp.	6,456	429,130
Southside Bancshares, Inc.	15,559	457,435
The First Bancorp, Inc.	1,243	30,118
Tompkins Financial Corp.	4,764	303,038
Trico Bancshares	8,413	275,610
Trustmark Corp.	7,089	175,949
UMB Financial Corp.	23,194	1,577,424
United Bankshares, Inc., West Virginia	2,289	67,022
United Community Bank, Inc.	17,910	428,228
Univest Corp. of Pennsylvania	14,298	261,796
Valley National Bancorp	81,900	748,566
Washington Trust Bancorp, Inc.	4,325	170,059
WesBanco, Inc.	25,690	735,505
		39,477,811
Capital Markets - 2.9%
Artisan Partners Asset Management, Inc.	68,424	3,079,080
BGC Partners, Inc. Class A	44,426	183,924
Cohen & Steers, Inc.	35,315	2,499,243
Cowen Group, Inc. Class A	12,672	303,621
Federated Hermes, Inc. Class B (non-vtg.)	54,262	1,456,392
INTL FCStone, Inc. (a)	33,484	2,063,284
Oppenheimer Holdings, Inc. Class A (non-vtg.)	33,858	998,472
Piper Jaffray Companies	21,858	2,014,652
PJT Partners, Inc.	12,749	883,251
Pzena Investment Management, Inc.	5,775	38,462
Stifel Financial Corp.	3,962	274,567
Waddell & Reed Financial, Inc. Class A (b)	118,194	1,945,473
Westwood Holdings Group, Inc.	1,565	18,655
		15,759,076
Consumer Finance - 1.0%
Enova International, Inc. (a)	108,022	2,258,740
LendingClub Corp. (a)	57,612	459,744
Nelnet, Inc. Class A	42,002	2,851,936
		5,570,420
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	79,882	3,148,948
Marlin Business Services Corp.	22,396	232,694
		3,381,642
Insurance - 2.6%
American Equity Investment Life Holding Co.	1,528	40,156
Amerisafe, Inc.	15,171	830,309
Crawford & Co. Class B	5,381	39,281
Donegal Group, Inc. Class A	1,705	23,836
eHealth, Inc. (a)	14,289	1,085,821
Employers Holdings, Inc.	10,032	306,076
Goosehead Insurance	25,011	3,079,104
Horace Mann Educators Corp.	40,984	1,636,081
Investors Title Co.	271	46,070
ProAssurance Corp.	17,938	285,394
Selective Insurance Group, Inc.	45,966	2,841,618
Third Point Reinsurance Ltd. (a)	8,932	85,211
Trupanion, Inc. (a)	36,423	3,692,564
		13,991,521
Mortgage Real Estate Investment Trusts - 0.0%
Redwood Trust, Inc.	9,900	85,635
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd.	77,244	3,387,922
Farmer Mac Class C (non-vtg.)	9,653	653,508
First Defiance Financial Corp.	11,645	241,168
Flagstar Bancorp, Inc.	18,443	646,243
NMI Holdings, Inc. (a)	17,147	375,691
Northwest Bancshares, Inc.	119,970	1,419,245
Pennymac Financial Services, Inc.	7,580	436,911
Radian Group, Inc.	152,464	2,878,520
Walker & Dunlop, Inc.	27,281	2,182,753
Washington Federal, Inc.	35,811	836,903
Waterstone Financial, Inc.	32,294	567,244
		13,626,108

TOTAL FINANCIALS		91,892,213

HEALTH CARE - 19.0%
Biotechnology - 9.4%
ACADIA Pharmaceuticals, Inc. (a)	5,991	339,450
Adverum Biotechnologies, Inc. (a)	1,276	17,341
Affimed NV (a)	76,453	408,259
Agenus, Inc. (a)(b)	100,352	371,302
Akebia Therapeutics, Inc. (a)(b)	29,753	98,482
Allakos, Inc. (a)(b)	3,270	349,988
Allogene Therapeutics, Inc. (a)(b)	7,082	219,896
Amicus Therapeutics, Inc. (a)	48,796	1,116,940
AnaptysBio, Inc. (a)	15,409	397,398
Apellis Pharmaceuticals, Inc. (a)	20,018	943,649
Arcturus Therapeutics Holdings, Inc. (a)(b)	7,551	692,880
Arcus Biosciences, Inc. (a)(b)	15,894	432,794
Ardelyx, Inc. (a)	68,177	429,515
Arena Pharmaceuticals, Inc. (a)	13,972	920,336
Arrowhead Pharmaceuticals, Inc. (a)	20,049	1,253,664
Atara Biotherapeutics, Inc. (a)	5,443	126,223
Athenex, Inc. (a)(b)	16,239	221,338
Athersys, Inc. (a)(b)	85,340	157,879
AVEO Pharmaceuticals, Inc. (a)	8,337	44,853
Avid Bioservices, Inc. (a)	3,862	35,221
Beam Therapeutics, Inc.	2,237	111,850
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,805	783,205
BioXcel Therapeutics, Inc. (a)(b)	10,028	441,232
Blueprint Medicines Corp. (a)	10,726	1,159,266
Bridgebio Pharma, Inc. (a)(b)	12,227	614,284
Calithera Biosciences, Inc. (a)	32,024	157,238
CareDx, Inc. (a)	6,687	382,296
Catalyst Biosciences, Inc. (a)	22,365	138,663
Catalyst Pharmaceutical Partners, Inc. (a)	63,676	233,054
ChemoCentryx, Inc. (a)	7,734	426,530
Chimerix, Inc. (a)	119,613	450,941
Clovis Oncology, Inc. (a)(b)	52,374	257,680
Coherus BioSciences, Inc. (a)	32,984	608,885
Constellation Pharmaceuticals, Inc. (a)	12,093	306,437
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	232,507	283,659
Cortexyme, Inc. (a)	883	42,914
Cue Biopharma, Inc. (a)	13,190	184,462
Cytokinetics, Inc. (a)	7,474	125,563
CytomX Therapeutics, Inc. (a)	39,512	297,130
Deciphera Pharmaceuticals, Inc. (a)	12,342	762,736
Denali Therapeutics, Inc. (a)	10,998	670,548
Dicerna Pharmaceuticals, Inc. (a)	7,437	187,933
Eagle Pharmaceuticals, Inc. (a)	554	25,207
Editas Medicine, Inc. (a)(b)	7,196	220,126
Eiger Biopharmaceuticals, Inc. (a)	19,256	176,000
Emergent BioSolutions, Inc. (a)	14,477	1,186,101
Enanta Pharmaceuticals, Inc. (a)	1,450	59,740
Epizyme, Inc. (a)(b)	31,485	432,604
Esperion Therapeutics, Inc. (a)	2,170	61,454
Fate Therapeutics, Inc. (a)	25,919	1,515,354
FibroGen, Inc. (a)	21,083	870,939
Five Prime Therapeutics, Inc. (a)	32,369	608,537
Flexion Therapeutics, Inc. (a)(b)	25,626	274,454
Fortress Biotech, Inc. (a)	17,362	47,746
Global Blood Therapeutics, Inc. (a)(b)	1,170	53,715
GlycoMimetics, Inc. (a)	19,970	75,087
Gritstone Oncology, Inc. (a)	17,747	54,128
Halozyme Therapeutics, Inc. (a)(b)	45,076	1,762,472
Heron Therapeutics, Inc. (a)	11,141	193,074
ImmunoGen, Inc. (a)	121,979	664,786
Immunovant, Inc. (a)	3,287	161,688
Inovio Pharmaceuticals, Inc. (a)(b)	14,927	182,408
Insmed, Inc. (a)	17,379	677,955
Intellia Therapeutics, Inc. (a)(b)	4,954	194,544
Intercept Pharmaceuticals, Inc. (a)	4,566	162,139
Invitae Corp. (a)(b)	21,885	1,086,590
Iovance Biotherapeutics, Inc. (a)	4,993	193,778
Ironwood Pharmaceuticals, Inc. Class A (a)	22,599	260,340
Jounce Therapeutics, Inc. (a)	8,237	58,895
Kadmon Holdings, Inc. (a)	94,575	412,347
Karuna Therapeutics, Inc. (a)	1,708	170,407
Karyopharm Therapeutics, Inc. (a)(b)	25,179	427,791
Kindred Biosciences, Inc. (a)	41,044	159,661
Kodiak Sciences, Inc. (a)(b)	10,887	1,487,926
Krystal Biotech, Inc. (a)	2,162	118,780
Kura Oncology, Inc. (a)	7,115	258,275
La Jolla Pharmaceutical Co. (a)(b)	54,595	271,337
Lexicon Pharmaceuticals, Inc. (a)(b)	73,906	113,076
Ligand Pharmaceuticals, Inc. Class B (a)(b)	621	52,394
Macrogenics, Inc. (a)	5,235	120,771
Madrigal Pharmaceuticals, Inc. (a)	368	42,979
Mersana Therapeutics, Inc. (a)	29,224	744,628
Minerva Neurosciences, Inc. (a)	69,134	268,931
Mirati Therapeutics, Inc. (a)	9,554	2,272,419
Molecular Templates, Inc. (a)	15,876	142,090
Mustang Bio, Inc. (a)	65,324	241,699
Myriad Genetics, Inc. (a)	21,726	381,074
Natera, Inc. (a)	15,076	1,330,759
Novavax, Inc. (a)	16,984	2,369,268
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	177,008	821,317
Organogenesis Holdings, Inc. Class A (a)	10,817	55,708
Oyster Point Pharma, Inc. (a)	5,855	128,400
Pieris Pharmaceuticals, Inc. (a)	41,502	121,186
Protagonist Therapeutics, Inc. (a)	8,980	216,957
PTC Therapeutics, Inc. (a)	22,892	1,432,352
Puma Biotechnology, Inc. (a)	15,356	172,755
Radius Health, Inc. (a)	25,992	410,154
REGENXBIO, Inc. (a)	8,629	300,634
Relay Therapeutics, Inc. (a)	2,737	145,909
Revolution Medicines, Inc.	3,102	135,340
Rubius Therapeutics, Inc. (a)(b)	12,892	80,833
Sangamo Therapeutics, Inc. (a)	8,497	84,885
Seres Therapeutics, Inc. (a)(b)	5,616	155,058
Springworks Therapeutics, Inc. (a)	1,218	79,706
Syndax Pharmaceuticals, Inc. (a)	15,431	357,536
TCR2 Therapeutics, Inc. (a)	3,537	96,366
TG Therapeutics, Inc. (a)(b)	40,158	1,178,236
Translate Bio, Inc. (a)(b)	3,746	83,236
Travere Therapeutics, Inc. (a)	30,699	703,928
Turning Point Therapeutics, Inc. (a)	6,124	652,206
Twist Bioscience Corp. (a)	5,416	605,184
Ultragenyx Pharmaceutical, Inc. (a)	12,473	1,478,549
Vaxart, Inc. (a)	12,416	99,080
Veracyte, Inc. (a)	8,443	460,228
Viela Bio, Inc. (a)(b)	2,446	93,780
Vir Biotechnology, Inc. (a)(b)	21,911	698,523
Xbiotech, Inc. (a)(b)	12,115	230,912
Xencor, Inc. (a)	7,591	321,251
Y-mAbs Therapeutics, Inc. (a)	1,838	93,499
		51,344,095
Health Care Equipment & Supplies - 3.1%
Accuray, Inc. (a)	74,823	333,711
Axonics Modulation Technologies, Inc. (a)	1,333	58,505
Cardiovascular Systems, Inc. (a)	55,963	1,928,485
Cerus Corp. (a)	63,669	423,399
ConforMis, Inc. (a)(b)	65,524	41,968
CryoPort, Inc. (a)(b)	1,906	92,727
Genmark Diagnostics, Inc. (a)	53,793	719,212
Integer Holdings Corp. (a)	30,928	2,229,600
Invacare Corp.	15,616	133,204
Lantheus Holdings, Inc. (a)	52,425	689,913
Meridian Bioscience, Inc. (a)	107,731	2,036,116
Nevro Corp. (a)	11,061	1,783,586
Novocure Ltd. (a)	19,382	2,435,348
Orthofix International NV (a)	20,027	736,193
RTI Biologics, Inc. (a)	16,497	37,283
Seaspine Holdings Corp. (a)	4,768	67,801
Shockwave Medical, Inc. (a)	1,235	120,820
Sientra, Inc. (a)	121,730	629,344
SurModics, Inc. (a)	39,940	1,495,354
Tandem Diabetes Care, Inc. (a)	7,040	660,915
		16,653,484
Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)	2,309	565,220
Apollo Medical Holdings, Inc. (a)	15,600	284,232
Brookdale Senior Living, Inc. (a)	130,678	554,075
Corvel Corp. (a)	28,266	2,531,220
Cross Country Healthcare, Inc. (a)	4,626	40,246
Magellan Health Services, Inc. (a)	14,124	1,116,502
National Healthcare Corp.	25,388	1,579,641
Owens & Minor, Inc.	119,151	3,069,330
Patterson Companies, Inc.	37,816	1,049,772
Providence Service Corp. (a)	8,644	1,173,769
Select Medical Holdings Corp. (a)	99,623	2,400,914
Tenet Healthcare Corp. (a)	80,074	2,516,726
		16,881,647
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	248,771	3,403,187
HealthStream, Inc. (a)	6,178	115,405
HMS Holdings Corp. (a)	53,758	1,689,076
Inovalon Holdings, Inc. Class A (a)	36,926	689,408
Inspire Medical Systems, Inc. (a)	4,314	801,282
Nextgen Healthcare, Inc. (a)	157,267	2,789,917
OptimizeRx Corp. (a)	16,880	445,970
Phreesia, Inc. (a)	11,134	491,677
Schrodinger, Inc.	2,661	185,152
		10,611,074
Life Sciences Tools & Services - 0.8%
Fluidigm Corp. (a)	26,609	166,572
Harvard Bioscience, Inc. (a)	2,448	9,596
Luminex Corp.	21,645	513,636
Medpace Holdings, Inc. (a)	10,237	1,314,021
Nanostring Technologies, Inc. (a)	15,424	765,647
NeoGenomics, Inc. (a)	19,701	937,374
Pacific Biosciences of California, Inc. (a)	23,921	378,191
Quanterix Corp. (a)	7,757	335,025
		4,420,062
Pharmaceuticals - 0.6%
Akorn, Inc. (a)(c)	12,167	329
Amneal Pharmaceuticals, Inc. (a)	72,384	285,917
Assertio Holdings, Inc. (a)	91,214	38,310
Axsome Therapeutics, Inc. (a)(b)	2,940	213,121
Collegium Pharmaceutical, Inc. (a)	8,536	157,831
Corcept Therapeutics, Inc. (a)	28,294	640,576
Intra-Cellular Therapies, Inc. (a)	8,151	192,690
Pacira Biosciences, Inc. (a)	14,302	866,558
Prestige Brands Holdings, Inc. (a)	11,421	406,245
Revance Therapeutics, Inc. (a)	3,924	94,725
Theravance Biopharma, Inc. (a)	5,381	89,271
WAVE Life Sciences (a)	31,476	277,618
Zogenix, Inc. (a)	1,714	36,731
		3,299,922

TOTAL HEALTH CARE		103,210,284

INDUSTRIALS - 16.8%
Aerospace & Defense - 1.6%
AAR Corp.	74,168	2,104,146
Aerojet Rocketdyne Holdings, Inc. (a)	2,228	83,394
Astronics Corp. (a)	52,090	594,868
Axon Enterprise, Inc. (a)	5,625	707,006
Maxar Technologies, Inc.	7,523	209,215
Moog, Inc. Class A	39,488	3,054,792
Parsons Corp. (a)	59,218	1,936,429
Vectrus, Inc. (a)	809	38,565
		8,728,415
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	15,680	875,101
Building Products - 1.8%
Advanced Drain Systems, Inc.	14,644	1,021,419
Builders FirstSource, Inc. (a)	6,375	238,489
Cornerstone Building Brands, Inc. (a)	32,397	283,150
Gibraltar Industries, Inc. (a)	10,376	679,213
Griffon Corp.	3,404	70,973
Quanex Building Products Corp.	66,276	1,365,286
Resideo Technologies, Inc. (a)	32,794	606,361
Simpson Manufacturing Co. Ltd.	10,440	959,436
Trex Co., Inc. (a)	19,589	1,465,649
UFP Industries, Inc.	56,166	3,013,306
		9,703,282
Commercial Services & Supplies - 1.7%
Brady Corp. Class A	42,747	1,888,562
Deluxe Corp.	43,069	1,108,596
Kimball International, Inc. Class B	146,047	1,596,294
Knoll, Inc.	39,272	536,456
Tetra Tech, Inc.	14,217	1,695,377
UniFirst Corp.	14,298	2,643,414
VSE Corp.	1,443	49,351
		9,518,050
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	5,072	255,578
EMCOR Group, Inc.	46,215	3,982,809
Great Lakes Dredge & Dock Corp. (a)	61,023	688,950
Primoris Services Corp.	14,472	350,946
		5,278,283
Electrical Equipment - 3.6%
Atkore International Group, Inc. (a)	80,660	3,144,127
AZZ, Inc.	26,351	1,174,991
Encore Wire Corp.	46,447	2,399,916
EnerSys	44,724	3,658,870
FuelCell Energy, Inc. (a)	12,329	125,756
Generac Holdings, Inc. (a)	4,607	993,269
Plug Power, Inc. (a)(b)	171,732	4,531,992
Powell Industries, Inc.	53,698	1,387,019
Preformed Line Products Co.	11,099	673,154
Sunrun, Inc. (a)	24,602	1,576,496
Thermon Group Holdings, Inc. (a)	2,746	38,828
		19,704,418
Machinery - 3.1%
Albany International Corp. Class A	3,142	215,321
Altra Industrial Motion Corp.	35,416	2,010,212
Chart Industries, Inc. (a)	5,687	587,808
CIRCOR International, Inc. (a)	14,210	469,925
Columbus McKinnon Corp. (NY Shares)	4,347	164,273
Energy Recovery, Inc. (a)	4,391	46,852
EnPro Industries, Inc.	12,341	873,866
Evoqua Water Technologies Corp. (a)	39,160	1,021,684
Franklin Electric Co., Inc.	2,486	168,029
Gorman-Rupp Co.	6,337	208,487
Helios Technologies, Inc.	3,984	196,132
Hillenbrand, Inc.	48,075	1,801,370
Hurco Companies, Inc.	17,795	530,469
Hyster-Yale Materials Handling Class A	6,654	366,236
Kennametal, Inc.	21,437	750,081
L.B. Foster Co. Class A (a)	3,007	43,782
Lydall, Inc. (a)	7,148	195,855
Manitowoc Co., Inc. (a)	26,780	297,526
Mueller Industries, Inc.	34,411	1,127,304
Navistar International Corp. (a)	1,172	51,873
Park-Ohio Holdings Corp.	1,227	34,466
Proto Labs, Inc. (a)	2,999	414,342
Rexnord Corp.	100,903	3,784,872
Tennant Co.	2,977	199,935
Wabash National Corp.	15,819	279,680
Watts Water Technologies, Inc. Class A	8,497	995,424
Welbilt, Inc. (a)	3,388	32,017
		16,867,821
Marine - 0.1%
Costamare, Inc.	54,948	394,527
Professional Services - 1.7%
Barrett Business Services, Inc.	4,865	324,544
CRA International, Inc.	5,055	231,772
Heidrick & Struggles International, Inc.	60,024	1,566,626
Kforce, Inc.	57,911	2,377,247
Korn Ferry	12,615	505,105
Resources Connection, Inc.	164,211	1,988,595
TriNet Group, Inc. (a)	17,698	1,327,350
TrueBlue, Inc. (a)	3,766	71,931
Upwork, Inc. (a)	18,758	613,762
		9,006,932
Road & Rail - 0.4%
ArcBest Corp.	17,379	728,354
Covenant Transport Group, Inc. Class A (a)	1,507	27,864
Heartland Express, Inc.	10,444	193,005
Marten Transport Ltd.	81,521	1,437,215
		2,386,438
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	28,552	2,239,333
BMC Stock Holdings, Inc. (a)	4,940	241,764
GMS, Inc. (a)	41,692	1,302,041
Herc Holdings, Inc. (a)	9,312	533,391
Now, Inc. (a)	35,925	200,462
Rush Enterprises, Inc. Class A	78,992	3,027,763
Systemax, Inc.	35,596	1,095,289
Titan Machinery, Inc. (a)	3,550	64,859
WESCO International, Inc. (a)	472	30,784
		8,735,686

TOTAL INDUSTRIALS		91,198,953

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.7%
Acacia Communications, Inc. (a)	1,882	131,138
ADTRAN, Inc.	21,012	265,487
Calix Networks, Inc. (a)	114,586	2,713,396
Comtech Telecommunications Corp.	4,570	87,104
Digi International, Inc. (a)	9,006	154,543
Extreme Networks, Inc. (a)	65,919	370,465
Plantronics, Inc.	4,167	113,842
		3,835,975
Electronic Equipment & Components - 1.6%
Arlo Technologies, Inc. (a)	21,324	112,164
Badger Meter, Inc.	1,813	149,464
ePlus, Inc. (a)	6,472	545,654
Insight Enterprises, Inc. (a)	38,770	2,771,280
Itron, Inc. (a)	1,152	90,559
Kimball Electronics, Inc. (a)	54,249	835,977
Methode Electronics, Inc. Class A	31,331	1,097,212
PC Connection, Inc.	29,938	1,366,670
Sanmina Corp. (a)	19,474	619,565
ScanSource, Inc. (a)	38,999	978,875
		8,567,420
IT Services - 1.5%
Brightcove, Inc. (a)	7,844	130,995
Conduent, Inc. (a)	33,896	143,041
CSG Systems International, Inc.	6,919	300,146
EVERTEC, Inc.	85,164	3,165,546
Limelight Networks, Inc. (a)(b)	110,713	490,459
ManTech International Corp. Class A	8,270	636,542
Perspecta, Inc.	64,874	1,454,475
Sykes Enterprises, Inc. (a)	49,399	1,858,884
		8,180,088
Semiconductors & Semiconductor Equipment - 4.6%
Alpha & Omega Semiconductor Ltd. (a)	7,289	181,059
Ambarella, Inc. (a)	27,991	2,186,937
Amkor Technology, Inc.	126,761	1,868,457
Ceva, Inc. (a)	2,534	99,536
Cirrus Logic, Inc. (a)	30,961	2,479,976
Cohu, Inc.	1,020	28,958
Diodes, Inc. (a)	27,224	1,850,143
Enphase Energy, Inc. (a)	10,306	1,407,490
FormFactor, Inc. (a)	30,227	1,239,307
Lattice Semiconductor Corp. (a)	75,149	3,144,986
NeoPhotonics Corp. (a)	124,820	1,006,049
Photronics, Inc. (a)	13,009	150,774
Pixelworks, Inc. (a)	14,974	44,623
Power Integrations, Inc.	30,996	2,212,804
Rambus, Inc. (a)	11,861	186,455
Semtech Corp. (a)	5,603	378,034
Silicon Laboratories, Inc. (a)	24,690	2,893,915
Synaptics, Inc. (a)	41,764	3,247,986
Ultra Clean Holdings, Inc. (a)	13,291	420,527
Veeco Instruments, Inc. (a)	2,690	44,708
		25,072,724
Software - 6.0%
Agilysys, Inc. (a)	82,129	3,068,339
AppFolio, Inc. (a)	1,688	275,026
Appian Corp. Class A (a)	3,509	491,260
BlackLine, Inc. (a)	30,293	3,723,010
Box, Inc. Class A (a)	150,119	2,805,724
Cloudera, Inc. (a)(b)	158,889	1,855,824
CommVault Systems, Inc. (a)	58,572	2,797,399
Cornerstone OnDemand, Inc. (a)	34,530	1,524,500
Digital Turbine, Inc. (a)	91,203	4,102,311
Domo, Inc. Class B (a)	29,117	1,106,155
Ebix, Inc.	4,764	162,024
Everbridge, Inc. (a)	5,991	760,498
MobileIron, Inc. (a)	59,646	419,908
Progress Software Corp.	67,203	2,694,840
Q2 Holdings, Inc. (a)	27,909	3,164,043
SecureWorks Corp. (a)	9,080	102,513
SPS Commerce, Inc. (a)	25,554	2,633,851
TeleNav, Inc. (a)	14,303	67,939
Tenable Holdings, Inc. (a)	8,763	315,556
Verint Systems, Inc. (a)	4,962	282,636
Veritone, Inc. (a)(b)	6,910	183,875
Yext, Inc. (a)	13,847	263,231
		32,800,462
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)(b)	174,736	2,123,042

TOTAL INFORMATION TECHNOLOGY		80,579,711

MATERIALS - 3.9%
Chemicals - 1.1%
FutureFuel Corp.	59,892	718,105
Hawkins, Inc.	1,300	65,234
PolyOne Corp.	42,743	1,562,257
Rayonier Advanced Materials, Inc. (a)	52,594	340,283
Stepan Co.	23,976	2,785,052
Tronox Holdings PLC	33,607	425,129
		5,896,060
Construction Materials - 0.5%
Forterra, Inc. (a)	161,670	2,998,979
Containers & Packaging - 0.4%
Myers Industries, Inc.	140,294	2,383,595
Metals & Mining - 1.3%
Coeur d'Alene Mines Corp. (a)	69,993	496,250
Commercial Metals Co.	86,453	1,721,279
Materion Corp.	7,443	433,927
Novagold Resources, Inc. (a)	55,001	550,561
Schnitzer Steel Industries, Inc. Class A	2,338	59,900
United States Steel Corp. (b)	40,299	571,843
Worthington Industries, Inc.	61,386	3,174,884
		7,008,644
Paper & Forest Products - 0.6%
Boise Cascade Co.	48,661	2,104,588
Schweitzer-Mauduit International, Inc.	30,020	1,044,096
		3,148,684

TOTAL MATERIALS		21,435,962

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Agree Realty Corp.	3,532	232,759
American Assets Trust, Inc.	73,247	2,101,456
Armada Hoffler Properties, Inc.	8,206	87,066
CareTrust (REIT), Inc.	15,675	304,565
CatchMark Timber Trust, Inc.	14,206	136,236
City Office REIT, Inc.	7,366	64,600
Colony Capital, Inc.	161,068	695,814
CorePoint Lodging, Inc.	5,654	36,808
DiamondRock Hospitality Co.	18,306	137,661
Diversified Healthcare Trust (SBI)	248,471	1,095,757
EastGroup Properties, Inc.	12,145	1,655,728
Essential Properties Realty Trust, Inc.	26,243	539,031
Farmland Partners, Inc.	10,773	85,969
Four Corners Property Trust, Inc.	27,783	778,202
Gladstone Land Corp.	9,746	141,804
Healthcare Realty Trust, Inc.	13,170	388,515
Hospitality Properties Trust (SBI)	19,565	232,041
Kite Realty Group Trust	33,792	486,605
Monmouth Real Estate Investment Corp. Class A	4,154	61,604
National Storage Affiliates Trust	54,430	1,849,531
New Senior Investment Group, Inc.	44,153	244,166
Potlatch Corp.	1,846	85,913
Preferred Apartment Communities, Inc. Class A	6,590	51,468
PS Business Parks, Inc.	19,611	2,584,730
Retail Value, Inc.	1,212	18,665
RLJ Lodging Trust	132,155	1,629,471
Safety Income and Growth, Inc.	4,317	293,858
Seritage Growth Properties (a)	10,794	177,669
Sunstone Hotel Investors, Inc.	219,418	2,303,889
Terreno Realty Corp.	12,641	732,420
The GEO Group, Inc. (b)	28,998	274,031
Xenia Hotels & Resorts, Inc.	51,548	726,311
		20,234,343
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc. (a)	11,094	591,643
Gyrodyne LLC (a)	310	5,152
Kennedy-Wilson Holdings, Inc.	57,453	918,099
Marcus & Millichap, Inc. (a)	34,658	1,242,489
Newmark Group, Inc.	265,730	1,865,425
Rafael Holdings, Inc. (a)	1,562	33,458
RE/MAX Holdings, Inc.	17,094	535,042
The RMR Group, Inc.	58,400	2,163,136
		7,354,444

TOTAL REAL ESTATE		27,588,787

UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	23,553	1,324,621
MGE Energy, Inc.	2,468	169,478
Otter Tail Corp.	21,482	855,413
PNM Resources, Inc.	5,949	292,155
Portland General Electric Co.	61,679	2,552,277
Spark Energy, Inc. Class A,	18,528	171,940
		5,365,884
Gas Utilities - 0.1%
New Jersey Resources Corp.	16,978	560,783
South Jersey Industries, Inc.	8,532	196,407
		757,190
Independent Power and Renewable Electricity Producers - 1.0%
Atlantic Power Corp. (a)	71,002	146,264
Clearway Energy, Inc. Class A	105,872	2,873,366
Ormat Technologies, Inc.	29,802	2,348,696
Sunnova Energy International, Inc. (a)	1,921	77,820
		5,446,146
Multi-Utilities - 0.2%
Avista Corp.	13,970	524,154
Black Hills Corp.	6,205	377,450
NorthWestern Energy Corp.	1,628	94,424
		996,028
Water Utilities - 0.5%
American States Water Co.	10,063	742,851
California Water Service Group	15,233	753,729
Consolidated Water Co., Inc.	4,065	44,552
Middlesex Water Co.	11,989	821,127
York Water Co.	3,160	142,326
		2,504,585

TOTAL UTILITIES		15,069,833

TOTAL COMMON STOCKS
(Cost $416,799,888)		531,075,462

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (d)
(Cost $34,318)	1,295	39,485

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.09% (e)	9,875,542	9,877,517
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	29,979,235	29,982,233
TOTAL MONEY MARKET FUNDS
(Cost $39,857,459)		39,859,750
TOTAL INVESTMENT IN SECURITIES - 105.1%
(Cost $456,691,665)		570,974,697
NET OTHER ASSETS (LIABILITIES) - (5.1)%(g)		(27,715,708)
NET ASSETS - 100%		$543,258,989

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	117	Dec. 2020	$10,647,585	$1,193,703	$1,193,703

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $754,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,676
Fidelity Securities Lending Cash Central Fund	221,000
Total	$227,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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